INCOME TAXES (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		72 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0	$ 0	$ 147,997	$ 242,016	$ 626,887